Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets:
Equity securities (without readily determinable fair values)	¥ 601,621	¥ 357,938	¥ 207,743
Fair Value, Measurements, Nonrecurring
Assets:
Loans	84,000	101,000
Loans held-for-sale	54,000	95,000
Equity securities (without readily determinable fair values)	10,000	34,000
Other investments	68,000	153,000
Other assets	3,000
Total assets measured at fair value	219,000	383,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	345,000	187,000
Loans held-for-sale	57,000	150,000
Equity securities (without readily determinable fair values)	23,000	39,000
Other investments	106,000	199,000
Premises and equipment—net	2,000	6,000
Intangible assets		1,000
Other assets	10,000
Total assets measured at fair value	543,000	581,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	66,000
Total assets measured at fair value	66,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale	48,000	2,000
Equity securities (without readily determinable fair values)	1,000	2,000
Total assets measured at fair value	49,000	4,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	84,000	101,000
Loans held-for-sale	5,000	94,000
Equity securities (without readily determinable fair values)	9,000	31,000
Other investments	2,000	153,000
Other assets	3,000
Total assets measured at fair value	¥ 104,000	¥ 379,000